Commitments and contingencies - Additional Information (Detail) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement of Commitments and Contingencies [Abstract]
Purchase commitments for chargers and charging infrastructure	€ 18,974	€ 2,452
Purchase commitments for renewable electricity	€ 233,149	€ 69,701